Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments
As of December 31, 2016, future minimum commitments under non-cancelable agreements were as follows:

	2017	2018	2019	2020	2021	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating lease commitments	175,552	145,442	82,660	43,982	34,021	2,942	484,599
Server custody and bandwidth fee commitments	67,216	28,000	—	—	—	—	95,216
Advertising commitments	212,495	—	—	—	—	—	212,495
Bank loans and accrued interest payable	1,890,538	81,318	77,588	—	—	—	2,049,444
Total	2,345,801	254,760	160,248	43,982	34,021	2,942	2,841,754